Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Royalty revenue	$ 2,291	$ 2,104	$ 2,512
Grant revenue	364	5,251	7,557
License revenue		12	24	79	73
Total revenue	2,655	7,367	10,093	79	73
Operating expenses:
Research and development	9,915	6,770	12,855	2,456	16,235
General and administrative	2,480	2,638	3,263	3,438	9,756
Total operating expenses	12,395	9,408	16,118	5,894	25,991
Loss from operations	(9,740)	(2,041)	(6,025)	(5,815)	(25,918)
Other income (expense):
Interest expense, net	(3,238)	(364)	(678)	(6)	470
Other expense, net	(87)	(130)	(131)	(65)	14
Non-cash gain on changes in the fair value of stock warrants	760
Other income (expense), net	(2,565)	(494)	(809)	(71)	484
Net loss	(12,305)	(2,535)	(6,834)	(5,886)	(25,434)
Gain on retirement of preferred stock upon dissolution of subsidiary			1,241
Net loss applicable to common stockholders			$ (5,593)	$ (5,886)	$ (25,434)
Basic and diluted net loss per share	$ (0.21)	$ (0.04)	$ (0.09)	$ (0.10)	$ (0.44)
Weighted average shares used in computing basic and diluted net loss per share	59,290	59,248	59,248	58,473	58,285